Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000161835 | Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | Workday
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161835 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161835 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000161835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000161835 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000161835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000161835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161836 | Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | Workday
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161836 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161836 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000161836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000161836 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000161836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000161836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219328 | Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | Workday
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219328 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219328 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219328 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000219328 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219328 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219328 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%